NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended
	Jul. 31, 2012	Jan. 25, 2011	Jan. 24, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jan. 24, 2011 Private Placement [Member]	Sep. 30, 2011 Private Placement [Member]	Jun. 30, 2011 Private Placement [Member]	Jan. 24, 2011 Private Placement [Member] Cash Expenses [Member]	Jan. 24, 2011 Private Placement [Member] Non-Cash Convertible Debt Related Expense [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Share issued to 22nd Century Limited, LLC due to merger		21,434,446
Percentage of share amounts owned by 22nd Century Limited, LLC		80.10%
Common Stock issued in private placement, shares										5,434,446
Common shares issued, price per unit										$ 1.0
Warrants, expiration period				5 years		5 years				5 years
Warrant issued per each common share issued										0.5
Warrants, exercise price										1.5
Distribution of warrants for common stock, warrants										5,016,722
Warrants issued reclassified as derivative liability			$ 1,511,750							$ 1,550,000
Distribution of warrants for common stock, term										5 years
Distribution of warrants for common stock, exercise price										$ 3.0
Conversion of shareholder note and accrued interest to common shares and warrants							614,070
Common Stock issued in exchange for services									2,192	395,376
Gross cash proceed from private placement										4,425,000
Net proceeds from private placement										3,200,000
Private placement expense											167,820	167,820	1,025,000	395,376
Estimated fair value of warrants issued to placement agent										390,000
Number of placement agent and advisor warrant issued to placement agent				1,904,033		1,904,033		8,668,701		934,755
Reduction of debt and accrued interest obligations										614,000
Number of patents issued				105		105
Number of countries where company owns or has exclusive licenses				78		78
Number of pending patent application				38		38
Reimbursements of costs incurred						1,800,000	1,800,000
Patent and trademark costs, gross				2,187,892		2,187,892		2,063,812
Patent and trademark costs, accumulated amortization				821,708		821,708		676,708
Patent and trademark costs, estimated amortization expense for year one				203,000		203,000
Patent and trademark costs, estimated amortization expense for year two				203,000		203,000
Patent and trademark costs, estimated amortization expense for year three				203,000		203,000
Patent and trademark costs, estimated amortization expense for year four				203,000		203,000
Patent and trademark costs, estimated amortization expense for year five				203,000		203,000
Deferred debt issuance costs, net				8,464		8,464		22,405
Amortization of debt discount				308,011		1,053,987	3,999	34,087	126,624
Other income - therapeutic grant					80,000		223,540	223,540
Number of cigarettes delivered	2,700,000							9,000,000
Revenue recognized from contract	$ 15,683				$ 529,370	$ 15,683	$ 801,636